Presentation of condensed consolidated financial statements	6 Months Ended
Jun. 30, 2026
Presentation of condensed consolidated financial statements
Presentation of condensed consolidated financial statements

1. Presentation of condensed consolidated financial statements

The condensed consolidated financial statements should be read in conjunction with the NatWest Group plc 2025 Annual Report on Form 20-F. The accounting policies are the same as those applied in the consolidated financial statements except for the addition of Business combinations, noted below, resulting from the acquisition of Evelyn Partners on 30 June 2026. The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

The condensed consolidated financial statements include the related notes.

The Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7 - issued May 2024) were adopted on 1 January 2026. NatWest Group has made an accounting policy election to derecognise financial liabilities before the settlement date where they are settled using electronic payment systems that satisfy the specified conditions in IFRS 9. The amendments had no material impact on the financial performance or position of NatWest Group.

The directors have prepared the condensed consolidated financial statements on a going concern basis after assessing the principal risks, forecasts, projections and other relevant evidence over the twelve months from the date they are approved and in accordance with IAS 34 Interim Financial Reporting, as adopted by the UK and as issued by the International Accounting Standards Board (IASB).

Business combinations

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value. Acquisition-related costs are recognised in profit or loss as incurred.

At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognised at their fair value at the acquisition date, except that:

●	deferred tax assets or liabilities and assets or liabilities related to employee benefit arrangements are recognised and measured in accordance with IAS 12 Income Taxes and IAS 19 Employee Benefits respectively; and
●	liabilities or equity instruments related to share-based payment arrangements of the acquiree or share-based payment arrangements of the group entered into to replace share-based payment arrangements of the acquiree are measured in accordance with IFRS 2 Share-based Payment at the acquisition date.

The excess of the sum of the consideration transferred over the fair value of the identifiable assets acquired and the liabilities assumed is recognised as goodwill.

The fair value measurement of identifiable assets acquired and liabilities assumed may be adjusted if additional information is obtained during the measurement period (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.

In relation to the acquisition of Evelyn Partners, NatWest Group made significant judgements in respect of valuation techniques and modelling assumptions used to determine the fair value of identifiable assets acquired and liabilities assumed.

NatWest Group has applied judgement in determining the allocation of acquired goodwill to the group of cash-generating units expected to benefit from the acquisition.

Further information on the acquisition of Evelyn Partners during the current period is included in Note 2.

The estimated useful economic lives set out in the intangible assets accounting policy, would be expanded to include:

Customer relationships	13 to 14 years
Brand	10 years